CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY	CNY (¥)	USD ($)	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Accumulated Other Comprehensive loss [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	Stockholders’ Equity [Member] CNY (¥)
Opening Balance at Jun. 30, 2014	¥ 104,204,509	$ 15,375,249	¥ 616,865	¥ 83,061,058	¥ 4,148,929	¥ 8,431,453	¥ (279,275)	¥ 8,225,479	¥ 95,979,030
Opening Balance (in shares) at Jun. 30, 2014			4,717,336
Stock issuance	2,392,027	352,941	¥ 33,497	2,358,530					2,392,027
Stock issuance (in shares)			297,197
Restricted shares issued for services	583,099	86,036	¥ 15,876	567,223					583,099
Restricted shares issued for services (in shares)			140,162
Restricted shares issued to redeem warrants	3,462,438	510,878	¥ 30,979	3,431,459					3,462,438
Restricted shares issued to redeem warrants (in shares)			273,251
Stock based payment	3,123,417	460,856		3,123,417					3,123,417
Net loss for the year	(31,456,388)	(4,641,351)				(31,456,388)		0	(31,456,388)
Foreign currency translation adjustment	(40,258)	(5,946)					(38,276)	(1,982)	(38,276)
Ending Balance at Jun. 30, 2015	82,268,844	12,138,663	¥ 697,217	92,541,687	4,148,929	(23,024,935)	(317,551)	8,223,497	74,045,347
Ending Balance (in shares) at Jun. 30, 2015			5,427,946
Stock issuance	158,268	23,352	¥ 1,796	156,472					158,268
Stock issuance (in shares)			15,874
Restricted shares issued for services	2,265,442	334,263	¥ 42,454	2,222,988					2,265,442
Restricted shares issued for services (in shares)			360,185
Restricted shares issued to redeem warrants | ¥	0
Stock based payment	5,691,308	839,746		5,691,308					5,691,308
Net loss for the year	(40,882,577)	(6,032,174)				(40,882,577)			(40,882,577)
Foreign currency translation adjustment	98,511	14,538					98,511		98,511
Ending Balance at Jun. 30, 2016	49,599,796	7,318,388	¥ 741,467	100,612,455	4,148,929	(63,907,512)	(219,040)	8,223,497	41,376,299
Ending Balance (in shares) at Jun. 30, 2016			5,804,005
Restricted shares issued for services	8,399,240	1,239,298	¥ 72,335	8,326,905					8,399,240
Restricted shares issued for services (in shares)			580,000
Restricted shares issued for management	12,904,723	1,904,076	¥ 447,486	12,457,237					12,904,723
Restricted shares issued for management (in shares)			3,518,909
Restricted shares issued to redeem warrants	0	0
Stock based payment	2,039,446	300,918		2,039,446					2,039,446
Net loss for the year	(31,203,801)	(4,604,082)				(31,445,147)		241,346	(31,445,147)
Foreign currency translation adjustment	(30,116)	(4,444)					(30,116)		(30,116)
Ending Balance at Jun. 30, 2017	¥ 41,709,288	$ 6,154,154	¥ 1,261,288	¥ 123,436,043	¥ 4,148,929	¥ (95,352,659)	¥ (249,156)	¥ 8,464,843	¥ 33,244,445
Ending Balance (in shares) at Jun. 30, 2017			9,902,914